General Information	12 Months Ended
Dec. 31, 2017
General Information [Abstract]
General Information

1. General Information

The accompanying consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act.

During 2017 and 2016, the Company effected a number reverse stock splits on its issued and outstanding common stock (Note 8). All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to these reverse stock splits retroactively and thus affect all periods presented.

The Company is engaged in the seaborne transportation industry through the ownership of containerships and operates its fleet through Unitized Ocean Transport Limited, a wholly-owned subsidiary, while Wilhelmsen Ship Management LTD, an unaffiliated third party, provides management services to the laid-up vessels of the Company's fleet, for a fixed monthly fee for each vessel. The fees payable to Wilhelmsen Ship Management LTD, amounted to $697, $604 and $0 for 2017, 2016 and 2015, respectively, and are included in Vessel operating expenses in the accompanying consolidated statement of operations.

As at December 31, 2017, the Company was the sole owner of all outstanding shares of the following subsidiaries:

a/a	Company	Place of Incorporation	Vessel	Flag	TEU	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Panamax Vessels
1	Likiep Shipping Company Inc. (Note 13)	Marshall Islands	Sagitta	Marshall Islands	3,426	Jun-10	Jun-10	-
2	Orangina Inc. (Note 13)	Marshall Islands	Centaurus	Marshall Islands	3,426	Jul-10	Jul-10	-
3	Rongerik Shipping Company Inc.	Marshall Islands	Domingo	Marshall Islands	3,739	Mar-01	Feb-12	-
4	Dud Shipping Company Inc.	Marshall Islands	Pamina	Marshall Islands	5,042	May-05	Nov-14	-
5	Mago Shipping Company Inc. (Note 13)	Marshall Islands	New Jersey	Marshall Islands	4,923	Nov-06	Apr-15	-
Vessel Owning Subsidiaries - Post-Panamax Vessels
6	Eluk Shipping Company Inc.	Marshall Islands	Puelo	Marshall Islands	6,541	Nov-06	Aug-13	-
7	Oruk Shipping Company Inc.	Marshall Islands	Pucon	Marshall Islands	6,541	Aug-06	Sep-13	-
8	Delap Shipping Company Inc. (Notes 5 and 13)	Marshall Islands	March	Marshall Islands	5,576	May-04	Sep-14	-
9	Jabor Shipping Company Inc. (Notes 5 and 13)	Marshall Islands	Great	Marshall Islands	5,576	Apr-04	Oct-14	-
10	Meck Shipping Company Inc.	Marshall Islands	Rotterdam	Marshall Islands	6,494	Jul-08	Sep-15	-
11	Langor Shipping Company Inc.	Marshall Islands	Hamburg	Marshall Islands	6,494	Mar-09	Nov-15	-
Vessel Owning Subsidiaries - Sold Vessels
12	Kapa Shipping Company Inc. (Note 5)	Marshall Islands	Angeles	Marshall Islands	4,923	Dec-06	Apr-15	Nov-16
13	Utirik Shipping Company Inc. (Note 5)	Marshall Islands	Doukato	Marshall Islands	3,739	Feb-02	Feb-12	Jun-17
Other Subsidiaries
14	Unitized Ocean Transport Limited	Marshall Islands	Management company		-	-	-	-
15	Container Carriers (USA) LLC	Delaware - USA	Company's US representative		-	-	-	-

Until July 2017 and November 2017, the Company was also the sole owner of all outstanding shares of Nauru Shipping Company Inc., owner of the vessel “Hanjin Malta”, and of Lemongina Inc., owner of the vessel “Garnet”, respectively. Following the disposal of the vessels in 2015 and 2016, both ship-owning companies were dissolved in 2017 and accordingly, they are no longer consolidated in the financial statements of the Company.

Unitized Ocean Transport Limited (the “Manager” or “UOT”), was established for the purpose of providing the Company and its vessels with management and administrative services, effective March 1, 2013. The fees payable to UOT pursuant to the respective management and administrative agreements are eliminated in consolidation as intercompany transactions.

Container Carriers (USA) LLC ("Container Carriers"), was established in July 2014 in the State of Delaware, USA, to act as the Company's authorized representative in the United States.

During 2017, 2016 and 2015, charterers that accounted for more than 10% of the Company's hire revenues were as follows:

Charterer	2017	2016	2015
A	-	34%	25%
B	18%	-	24%
C	-	22%	11%
D	-	-	10%
E	-	-	13%
F	24%	-	-
G	35%	11%	-